COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Minimum Rental Commitments	$ 500
Operating Leases, Future Minimum Payments Due	1,500
Yissum [Member]
Long-term Purchase Commitment, Time Period	20 years
Licenses Revenue Percentage	4.00%
Royalty Revenue Percentage	18.00%
Loss Contingency, Settlement Agreement, Consideration	$ 70,000